Intangible Assets (Details 1)	Sep. 30, 2017 USD ($)
Intangible Assets [Abstract]
2018 - 6 months remaining	$ 397,200
2019	794,400
2020	183,600
2021	108,000
2022	108,000
Beyond	8,900
Total	$ 1,600,100